T. ROWE PRICE International Discovery Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA
1.7%
Common Stocks 1.7%
MercadoLibre (USD) (1) 99,900 177,773
Total Argentina (Cost
$8,827
)
177,773
AUSTRALIA
2.7%
Common Stocks 2.7%
Cochlear 309,145 46,483
IDP Education 2,473,834 43,057
NEXTDC (1) 4,555,111 40,109
oOh!media 19,121,331 23,001
OZ Minerals 2,466,957 34,894
Steadfast Group 14,393,178 43,747
Xero (1) 460,491 45,427
Total Australia (Cost
$163,489
)
276,718
AUSTRIA
0.5%
Common Stocks 0.5%
BAWAG Group (1) 1,162,831 50,557
Total Austria (Cost
$45,312
)
50,557
BELGIUM
0.2%
Common Stocks 0.2%
Barco 1,143,614 22,093
Total Belgium (Cost
$33,705
)
22,093
BRAZIL
2.1%
Common Stocks 1.9%
Boa Vista Servicos 11,199,061 19,568
Grupo SBF (1) 6,430,800 29,936
Iguatemi Empresa de Shopping Centers 4,959,700 31,246
StoneCo, Class A (USD) (1) 1,510,052 108,573
189,323

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.2%
Marcopolo (2)(3) 46,572,883 24,770
24,770
Total Brazil (Cost
$173,787
)
214,093
CANADA
3.3%
Common Stocks 3.3%
Altus Group 1,024,632 39,223
CAE 1,335,800 30,179
Descartes Systems Group (1) 928,100 56,597
DIRTT Environmental Solutions (1)(2)(4) 7,076,070 15,992
Seven Generations Energy, Class A (1) 1,725,930 8,287
Shopify, Class A (1) 139,043 151,606
Spin Master (1)(2) 1,700,425 36,169
Total Canada (Cost
$179,287
)
338,053
CHINA
12.9%
Common Stocks 7.5%
Beijing Enterprises Urban Resources Group (HKD) (1)(4) 130,876,000 34,820
China Feihe (HKD) 21,741,000 64,827
China Resources Mixc Lifestyle Services (HKD) (1) 11,053,400 58,166
Country Garden Services Holdings (HKD) 23,723,000 192,812
Greentown Service Group (HKD) (4) 25,830,000 29,049
Haier Smart Home, H Shares (HKD) (1)(4) 12,037,200 49,836
Hope Education Group (HKD) 174,960,000 59,743
Huazhu Group, ADR (USD) 201,517 9,774
JOYY, ADR (USD) (4) 458,700 42,219
Li Ning (HKD) 6,706,000 41,777
Lu Thai Textile, B Shares (HKD) 2,000,710 977
Microport Cardioflow Medtech (HKD) (1) 1,083,000 1,704
Shandong Weigao Group Medical Polymer, H Shares (HKD) 21,448,000 40,056
Silergy (TWD) 524,000 48,862
Tsingtao Brewery, H Shares (HKD) 5,070,000 48,894
Vipshop Holdings, ADR (USD) (1) 1,490,898 40,880
764,396
Common Stocks - China A Shares 5.4%
Autel Intelligent Technology, A Shares (5) 2,040,846 20,742
Bafang Electric Suzhou, A Shares (CNH) 2,448,524 78,372
Beijing Shunxin Agriculture, A Shares (CNH) 3,884,336 39,591
Fuyao Glass Industry Group, A Shares (CNH) 5,056,064 45,986

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Guangdong Kinlong Hardware Products, A Shares (5) 2,259,442 60,175
Hongfa Technology, A Shares (CNH) 4,225,200 36,017
Jason Furniture Hangzhou, A Shares (CNH) 5,491,441 62,288
Qingdao Haier Biomedical, A Shares (5) 3,182,400 38,780
Shenzhen Megmeet Electrical, A Shares (CNH) 8,081,341 43,746
Yifeng Pharmacy Chain, A Shares (CNH) 4,370,060 68,464
Zhejiang Shuanghuan Driveline, A Shares (5) 24,540,002 32,870
Zhongji Innolight, A Shares (CNH) 3,406,146 27,183
554,214
Total China (Cost
$763,264
)
1,318,610
DENMARK
1.9%
Common Stocks 1.9%
Ambu, Class B 2,570,797 121,065
Netcompany Group (1) 790,234 73,720
Total Denmark (Cost
$23,990
)
194,785
EGYPT
0.3%
Common Stocks 0.3%
Edita Food Industries, GDR (USD) 1,683,373 4,549
Integrated Diagnostics Holdings (USD) (4) 20,770,684 22,327
Total Egypt (Cost
$30,825
)
26,876
FINLAND
0.7%
Common Stocks 0.7%
Huhtamaki 625,184 30,656
QT Group (1) 509,147 42,152
Total Finland (Cost
$40,908
)
72,808
FRANCE
2.5%
Common Stocks 2.5%
BioMerieux 168,760 26,088
Edenred 720,017 38,999
Eurofins Scientific (1) 1,281,967 123,052
SPIE (1) 1,387,482 30,638
Tikehau Capital (4) 1,269,068 34,475
Total France (Cost
$119,672
)
253,252

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
GERMANY
6.8%
Common Stocks 6.8%
AIXTRON (1)(2) 6,304,810 117,839
Aumann (1)(4) 340,624 6,221
CANCOM 571,138 33,831
Evotec (1)(4) 812,306 31,931
flatexDEGIRO (1) 399,226 36,886
Hypoport (1) 75,648 51,455
Instone Real Estate Group (1) 1,441,296 36,563
Knaus Tabbert (1) 430,538 36,204
MorphoSys (1) 260,592 31,116
MYT Netherlands Parent, ADR (USD) (1)(4) 1,052,482 34,648
Norma Group 930,099 46,384
Scout24 1,059,169 81,780
Shop Apotheke Europe (1)(4) 660,533 154,206
Total Germany (Cost
$406,292
)
699,064
HONG KONG
1.5%
Common Stocks 1.5%
Impro Precision Industries 60,088,000 24,374
JS Global Lifestyle 26,074,500 58,635
SITC International Holdings 31,933,000 73,203
Total Hong Kong (Cost
$57,405
)
156,212
INDIA
2.5%
Common Stocks 2.5%
Astral Poly Technik 1,402,473 32,695
Blue Star 2,192,088 22,178
CreditAccess Grameen (1) 1,906,796 18,091
Dr Lal PathLabs 398,228 12,263
Escorts 2,771,797 45,758
Info Edge India 311,640 18,756
Polycab India 1,832,643 30,651
TeamLease Services (1) 699,022 27,436
Torrent Pharmaceuticals 1,260,282 44,668
Total India (Cost
$173,710
)
252,496

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
IRELAND
0.8%
Common Stocks 0.8%
Cairn Homes (GBP) (1) 31,381,949 34,776
DCC (GBP) 572,527 43,071
Total Ireland (Cost
$67,544
)
77,847
ITALY
4.0%
Common Stocks 4.0%
Amplifon (1) 4,632,704 183,634
Brunello Cucinelli (1)(4) 603,345 24,152
Carel Industries 3,332,787 68,887
FinecoBank Banca Fineco (1) 4,077,918 63,411
Freni Brembo (1)(4) 1,644,800 22,359
GVS (1) 2,601,668 47,134
Total Italy (Cost
$165,823
)
409,577
JAPAN
18.9%
Common Stocks 18.9%
Aida Engineering 2,363,500 22,377
Aruhi (2)(4) 1,863,700 30,709
Capcom 464,400 29,136
Coca-Cola Bottlers Japan Holdings 1,251,500 18,999
Daiwa Office Investment 3,654 23,689
Daiwabo Holdings 233,400 19,672
Denka 505,700 19,259
DIC 1,152,100 28,207
Disco 128,700 41,868
Electric Power Development 3,067,700 50,084
Fujitec 1,610,700 35,142
Fujitsu General 1,854,400 46,094
Fukuoka Financial Group 1,501,800 26,865
Hanwa 1,515,800 39,157
Heiwa Real Estate 1,404,300 48,054
Hikari Tsushin 93,100 19,524
Horiba 513,400 33,611
Idec 1,422,100 25,107
Industrial & Infrastructure Fund Investment (4) 21,318 38,373
Mabuchi Motor 683,800 28,198
Maeda 6,132,500 50,214
Matsumotokiyoshi Holdings 698,500 27,703

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Media Do 488,200 28,821
METAWATER 1,568,700 35,476
Mitsui Mining & Smelting 1,209,900 42,136
Modec 1,975,100 36,871
Musashi Seimitsu Industry 2,709,600 38,355
Nakanishi 1,721,400 32,905
NET One Systems 1,812,300 60,463
Nextage (2) 5,530,100 77,987
NGK Spark Plug 1,564,100 29,177
Nifco 951,100 33,249
Nippon Ceramic (4) 730,400 18,926
Nippon Seiki 2,778,100 34,056
Nippon Soda 834,100 23,890
Nipro 5,406,100 63,748
Nitto Boseki 563,000 26,406
NOF 863,700 41,505
Obara Group (2)(4) 1,075,700 41,402
PALTAC 541,100 28,118
Persol Holdings 1,597,300 29,958
Round One 3,342,000 29,111
Ryohin Keikaku 1,543,000 36,894
Sakata INX 2,732,900 27,629
Sakata Seed 471,600 16,643
Sansan (1)(4) 620,800 49,790
Sanwa Holdings 3,815,300 43,497
Sega Sammy Holdings 1,284,200 20,453
Stanley Electric 1,173,600 36,713
Sumitomo Seika Chemicals 530,600 21,792
Taiyo Yuden 669,200 39,256
Takuma 1,608,700 33,943
Tokyo Tatemono 3,161,200 42,678
Toyo Tire (4) 2,460,400 37,367
V-Cube 675,900 19,225
VT Holdings 3,416,700 13,815
Yellow Hat 2,093,900 33,623
Total Japan (Cost
$1,477,820
)
1,927,920
MEXICO
0.3%
Common Stocks 0.3%
Grupo Aeroportuario del Sureste, ADR (USD) (1) 165,200 25,889
Total Mexico (Cost
$26,328
)
25,889

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS
2.9%
Common Stocks 2.9%
Aalberts 677,097 30,566
EQT (SEK) 1,401,920 43,699
IMCD 597,561 74,160
Intertrust (1) 1,733,347 26,650
Just Eat Takeaway.com (1)(4) 729,716 83,688
Kendrion (1) 516,199 12,071
Van Lanschot Kempen, CVA (1) 1,050,984 26,142
Total Netherlands (Cost
$152,610
)
296,976
NEW ZEALAND
1.3%
Common Stocks 1.3%
Fisher & Paykel Healthcare 5,372,634 133,154
Total New Zealand (Cost
$8,251
)
133,154
RUSSIA
0.5%
Common Stocks 0.5%
HeadHunter Group, ADR (USD) 1,037,000 32,054
Ozon Holdings, ADR (USD) (1) 451,892 21,844
Total Russia (Cost
$38,720
)
53,898
SPAIN
2.5%
Common Stocks 2.5%
Aedas Homes (1) 1,429,526 35,520
Amadeus IT Group, A Shares 923,863 58,982
CIE Automotive (4) 972,205 25,551
Inmobiliaria Colonial Socimi 5,642,470 54,245
Laboratorios Farmaceuticos Rovi 1,677,399 82,579
Total Spain (Cost
$180,375
)
256,877
SWEDEN
3.0%
Common Stocks 3.0%
Ambea (1) 4,401,219 35,939
Avanza Bank Holding 2,650,093 72,212
Beijer Ref 463,939 19,245
MIPS 368,766 21,807

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Thule Group (1)(4) 3,087,090 114,475
Trelleborg, Class B (1) 2,038,325 46,101
Total Sweden (Cost
$158,735
)
309,779
SWITZERLAND
2.1%
Common Stocks 2.1%
ams (1) 2,680,087 67,037
DKSH Holding 652,570 52,483
Sensirion Holding (1) 493,882 32,317
Tecan Group 132,115 63,922
Total Switzerland (Cost
$127,135
)
215,759
TAIWAN
0.4%
Common Stocks 0.4%
Taiwan Union Technology 805,000 3,152
Win Semiconductors 2,392,000 35,117
Total Taiwan (Cost
$40,262
)
38,269
UNITED ARAB EMIRATES
0.5%
Common Stocks 0.5%
Air Arabia 60,695,643 21,021
Network International Holdings (GBP) (1) 7,356,616 34,274
Total United Arab Emirates (Cost
$58,705
)
55,295
UNITED KINGDOM
20.2%
Common Stocks 20.2%
Abcam 4,758,843 107,912
AJ Bell 5,501,225 32,348
Ascential (1)(2) 20,668,679 93,594
ASOS (1) 1,657,262 101,258
Bytes Technology Group (1) 6,426,707 31,700
Codemasters Group Holdings (1) 4,543,893 37,355
Croda International 596,050 51,212
CVS Group (1) 1,443,685 30,208
Derwent London 956,893 41,421
Dr. Martens (1) 5,533,247 34,116
Draper Esprit (1)(2) 8,341,138 78,513
First Derivatives (1)(2) 1,411,920 58,124

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Frontier Developments (1) 868,820 37,538
Funding Circle Holdings (1)(2)(4) 19,503,951 26,637
Genus 1,098,689 73,802
Helios Towers (1) 22,283,335 48,530
Hiscox (1) 2,231,802 28,467
HomeServe 1,617,022 23,052
Howden Joinery Group (1) 3,964,312 36,348
Intermediate Capital Group 4,011,311 93,039
IP Group (1) 9,174,781 11,898
IQE (1)(2)(4) 61,168,256 66,449
Keywords Studios (1) 2,309,411 86,217
Ninety One 2,929,653 9,351
Ocado Group (1) 4,720,212 179,183
Playtech (1) 9,264,709 58,809
Polypipe Group (1) 4,202,546 29,499
Renishaw (1) 766,264 62,775
Rightmove (1) 3,436,090 28,127
Rotork 7,657,882 33,962
Spirax-Sarco Engineering 320,983 48,530
SSP Group 4,620,484 18,276
Syncona (1)(4)(6) 9,243,959 32,240
THG (1) 5,577,697 55,100
Trainline (1) 9,903,433 55,150
Tyman (1) 6,929,047 32,829
Victrex 1,702,146 54,414
WANdisco (1)(4) 1,468,073 9,843
Watches of Switzerland Group (1) 6,262,647 54,795
YouGov (2) 5,565,567 78,226
Total United Kingdom (Cost
$1,258,147
)
2,070,847
UNITED STATES
0.9%
Common Stocks 0.9%
Wix.com (1) 375,400 92,743
Total United States (Cost
$22,669
)
92,743
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.07% (2)(7) 130,109,509 130,110
Total Short-Term Investments (Cost $130,110) 130,110

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.3%
Short-Term Funds 2.3%
T. Rowe Price Short-Term Fund, 0.13% (2)(7) 23,586,609 235,866
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 235,866
Total Securities Lending Collateral (Cost $235,866) 235,866
Total Investments in Securities 101.5%
(Cost $6,369,573) $ 10,384,196
Other Assets Less Liabilities (1.5)% (151,975)
Net Assets 100.0% $ 10,232,221
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4) All or a portion of this security is on loan at January 31, 2021.
(5) China A shares held through the QFII are subject to certain restrictions.
(6) Organized as a closed-end management investment company.
(7) Seven-day yield
ADR American Depositary Receipts
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SEK Swedish Krona
TWD Taiwan Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
AIXTRON $ 1,754 $ 47,113 $ —
Ambea (599) 12,242 —
Aruhi 87 (2,925) —
Ascential (560) 22,246 —
DIRTT Environmental Solutions (1,687) 8,155 —
Draper Esprit 691 12,780 —
First Derivatives (2,341) 6,863 —
Funding Circle Holdings (577) 7,284 —
IQE — 23,059 —
Marcopolo — 3,732 181
Nextage 593 11,333 391
Obara Group — 4,071 —
Spin Master (2,633) 4,718 —
YouGov 4,115 3,820 398
T. Rowe Price Government Reserve Fund, 0.07% — — 37
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ (1,157) # $ 164,491 $ 1,007 +
`0.00 `0.00 `0.00

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
AIXTRON $ 76,260 $ — $ 5,534 $ 117,839
Ambea 26,578 — 2,881 *
Aruhi 35,942 — 2,308 30,709
Ascential 79,504 — 8,156 93,594
DIRTT Environmental Solutions 10,611 — 2,774 15,992
Draper Esprit 70,202 — 4,469 78,513
First Derivatives 57,657 — 6,396 58,124
Funding Circle Holdings 21,519 — 2,166 26,637
IQE 43,390 — — 66,449
Marcopolo 15,792 5,246 — 24,770
Nextage 69,904 — 3,250 77,987
Obara Group 37,331 — — 41,402
Spin Master 36,987 — 5,536 36,169
YouGov 75,125 — 719 78,226
T. Rowe Price Government
Reserve Fund, 0.07% 157,421 ¤ ¤ 130,110
T. Rowe Price Short-Term Fund,
0.13% 177,989 ¤ ¤ 235,866
Total $ 1,112,387 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,007 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $901,688.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price International Discovery Fund  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE International Discovery Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Discovery Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F38-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 586,397 $ 9,407,053 $ — $ 9,993,450
Preferred Stocks — 24,770 — 24,770
Short-Term Investments 130,110 — — 130,110
Securities Lending Collateral 235,866 — — 235,866
Total $ 952,373 $ 9,431,823 $ — $ 10,384,196